Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Gross balance	$ 236,474	$ 217,931
Accumulated Amortization	(144,757)	(132,460)
Net balance	$ 91,717	$ 85,471
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	0 years	0 years
Average remaining amortization	0 years	0 years
Gross balance	$ 16,714	$ 16,714
Accumulated Amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	0 years	0 years
Average remaining amortization	0 years	0 years
Gross balance	$ 56,249	$ 56,249
Accumulated Amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	6 years	6 years
Average remaining amortization	5 years	5 years
Gross balance	$ 163,511	$ 144,968
Accumulated Amortization	(105,204)	(92,907)
Net balance	$ 58,307	$ 52,061